Shareholders' contributions - Share Capital (Details) - USD ($)					12 Months Ended
	May 24, 2023	Nov. 17, 2022	May 17, 2022	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Reduction of issued share capital of the company (in shares)				(11,000,000)
Share capital and share premium
Balance at beginning of period					$ 1,163,643,000	$ 1,047,830,000	$ 963,724,000
Reduction of issued share capital of the company				$ (16,500,000)
Employee share options exercised					214,000	2,124,000
Restricted shares granted and units vested					2,937,000	1,824,000	448,000
Purchase of own shares					(26,242,000)	(36,844,000)	(66,463,000)
Dividends provided for and paid to mayor shareholders	$ (17,500,000)	$ (17,500,000)	$ (17,500,000)		(35,000,000)	(35,000,000)
Balance at end of period					$ 1,265,648,000	$ 1,163,643,000	$ 1,047,830,000
Number of shares
Number of shares
Stock at beginning of period (shares)					111,382,000	122,382,000	122,382,000
Reduction of issued share capital of the company (in shares)						(11,000,000)
Stock at end of period (shares)					111,382,000	111,382,000	122,382,000
Share capital and share premium
Balance at beginning of period					$ 167,073,000	$ 183,573,000	$ 183,573,000
Balance at end of period					167,073,000	167,073,000	183,573,000
Share capital and share premium
Share capital and share premium
Balance at beginning of period					960,242,000	1,034,633,000	1,086,388,000
Reduction of issued share capital of the company						(16,500,000)
Employee share options exercised					236,000	2,432,000
Restricted shares granted and units vested						4,647,000	3,594,000
Restricted shares granted					7,528,000
Purchase of own shares					(22,123,000)	(29,970,000)	(55,349,000)
Dividends provided for and paid to mayor shareholders					(35,000,000)	(35,000,000)
Balance at end of period					$ 910,883,000	$ 960,242,000	$ 1,034,633,000